Submission	Apr. 03, 2026
Submission [Line Items]
Central Index Key	0001838003
Registrant Name	Encore Medical, Inc.
Registration File Number	333-290244
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES